Pension and Non-pension Post-employment Benefit Plans	12 Months Ended
Dec. 31, 2023
Disclosure of information about defined benefit plans [abstract]
Pension and Non-pension Post-employment Benefit Plans	PENSION AND NON-PENSION POST-EMPLOYMENT BENEFIT PLANS:
(a)    Plan summaries:
We provide pension and non-pension post-employment benefit plans for our employees. At December 31, 2023, such plans included our pension plan for employees in the United Kingdom (U.K. pension plan), which generally provides participants with stated benefits on retirement based on their pensionable service, either in annuities and/or lump sum payments. The U.K. pension plan is closed to new members, and at December 31, 2023, none (December 31, 2022 — approximately 1%) of such plan members are active employees of the Company. Defined contribution pension plans are offered to certain employees, mainly in Canada and the U.S. We provide non-pension post-employment benefits (under other benefit plans) to retired and terminated employees in Canada, the U.S., Mexico, Thailand, South Korea, Indonesia and the Philippines. These benefits may include one-time retirement and specified termination benefits, medical, surgical, hospitalization coverage, supplemental health, dental and/or group life insurance.
To mitigate the actuarial and investment risks of our defined benefit pension plans, we purchase annuities from time to time (using existing plan assets) from third party insurance companies for certain, or all, plan participants. The purchase of annuities by the pension plan substantially hedges the financial risks associated with the related pension obligations.
The overall governance of our pension plans is conducted by our Human Resources and Compensation Committee which, through annual reviews, approves material plan changes, reviews funding levels, investment performance, compliance matters and plan assumptions, and ensures that the plans are administered in accordance with local statutory requirements. We have established a Canadian and a U.S. Pension Committee to govern our Canadian and U.S. pension plans respectively. The U.K. pension plan is governed by a Board of Trustees, composed of employee and company representation. Both the Canadian and U.S. Pension Committees, and the U.K. Board of Trustees review funding levels, investment performance and compliance matters for their respective plans. Our pension funding policy is to contribute amounts sufficient, at minimum, to meet local statutory funding requirements. For our defined benefit pension plans (primarily our U.K. pension plan), local regulatory bodies either define the minimum funding requirement or approve the funding plans submitted by us. We may make additional discretionary contributions taking into account actuarial assessments and other factors. The contributions that we make to support ongoing plan obligations are recorded in the respective asset or liability accounts on our consolidated balance sheet.
    Our U.K. pension plan requires an actuarial valuation to be completed every three years. The most recent actuarial valuation used a measurement date of April 2022 and was duly completed in 2023.

    We currently fund our non-pension post-employment benefit plans as we incur benefit payment obligations thereunder. Excluding our mandatory plans, the most recent actuarial measurements for our largest non-pension post-employment benefit plans were completed using valuation dates of May 2022 (Canada) and January 2022 (U.S.). The next actuarial measurements for these plans will have valuation dates of May 2025 and January 2024, respectively. We accrue the expected costs of providing non-pension post-employment benefits during the periods in which the employees render service. We used a measurement date of December 31, 2023 for the accounting valuation for pension and non-pension post-employment benefits.
    Our pension plans are exposed to market risks such as changes in interest rates, inflation, and fluctuations in investment values, as well as financial risks including counterparty risks of financial institutions from which annuities have been purchased for specified plans. See note 20(d). Our plans are also exposed to non-financial risks, including the membership’s mortality and demographic changes, as well as regulatory changes.
    We manage the funding level risk of defined benefit pension plans through our asset allocation strategy for each plan. In the U.K., the majority of the obligations under our U.K. pension plan have been hedged with the purchase of annuities with insurance companies as described above, but do not qualify for designation as hedges for application of hedge accounting purposes.

    Pension fund assets are invested primarily in fixed income and equity securities. Asset allocation between fixed income and equity securities is adjusted based on the expected life of the plan and the expected retirement dates of the plan participants. Our pension funds do not invest directly in our shares, but may invest indirectly as a result of the inclusion of our shares in certain investment funds. All of our plan assets are measured at their fair value using the fair value hierarchy inputs described in note 20. At December 31, 2023, $30.9 (December 31, 2022 — $32.1) of our plan assets were measured using Level 1 inputs of the fair value hierarchy and $182.6 (December 31, 2022 — $182.0) of our plan assets (comprised of insurance annuities) were measured using Level 3 inputs of the fair value hierarchy. None of our plan assets were measured using Level 2 inputs. Approximately 92% of our plan assets consist of annuities purchased with insurance companies, and assets held with financial institutions with a Standard and Poor’s long-term rating of A or above at December 31, 2023. The annuities purchased for our U.K. Main pension plan are held with financial institutions that are governed by local regulatory bodies. The remaining assets are held with financial institutions where ratings are not available. For these institutions, we monitor counterparty risk based on the diversification of plan assets. These plan assets are maintained in segregated accounts by a custodian that is independent from the fund managers. We believe that the counterparty risk is low.
Plan assets are measured at their fair values; however, the amounts we are permitted to record for defined benefit plan assets may be restricted under IFRS, as described in note 2(l). Based on a plan-by-plan review of the terms, conditions, and statutory minimum funding requirements of our defined benefit plans, we determined that in 2023 and 2022, the present value of future pension refunds or reductions in future contributions to our pension plans exceeds the total of the fair value of plan assets net of the present value of related obligations for all of our defined benefit plans, except for our defined benefit plan in Japan. As a result of this review, we reduced the recorded amount of our Japan defined benefit plan assets by $2.6 as at December 31, 2023 (December 31, 2022 — $0.9), which was reflected in OCI.
(b) Plan financials:
    The table below presents the fair market value of defined pension and other benefit plan assets:

	Fair Market Value at December 31		Actual Asset Allocation (%) at December 31
	2022	2023	2022	2023
Quoted market prices:
Debt investment funds	$9.0	$8.9	4%	4%
Equity investment funds	6.4	5.9	3%	3%
Non-quoted market prices:
Insurance annuities	182.0	182.6	85%	85%
Other	16.7	16.1	8%	8%
Total	$214.1	$213.5	100%	100%
    The following tables provide a summary of the financial position of our defined pension and other benefit plans:

	Pension Plans Year ended December 31		Other Benefit Plans Year ended December 31
	2022	2023	2022	2023
Plan assets, beginning of year	$359.9	$211.8	$2.0	$2.3
Interest income	5.8	10.1	—	0.1
Actuarial losses in other comprehensive income (i)	(112.0)	(10.0)	—	—
Administrative expenses paid from plan assets	(0.6)	(0.4)	—	—
Employer contributions	4.0	1.3	0.8	0.6
Employer direct benefit payments	0.1	0.3	2.4	3.7
Employer direct settlement payments	—	—	—	1.1
Settlement payments from employer	—	—	—	(1.1)
Settlement payments from plan	—	—	—	(0.1)
Benefit payments from plan	(10.4)	(10.8)	(0.4)	(0.4)
Benefit payments from employer	(0.1)	(0.3)	(2.4)	(3.7)
Foreign currency exchange rate changes and other	(34.9)	9.2	(0.1)	(0.2)
Plan assets, end of year	$211.8	$211.2	$2.3	$2.3

(i)    Actuarial gains or losses are determined based on actual return on plan assets less interest income as set forth in the table above.

	Pension Plans Year ended December 31		Other Benefit Plans Year ended December 31
	2022	2023	2022	2023
Accrued benefit obligations, beginning of year	$373.9	$216.9	$89.1	$66.3
Current service cost	0.3	2.2	3.1	3.1
Past service cost and settlement/curtailment losses (ii)	—	—	—	0.9
Interest cost	6.2	10.2	2.7	3.2
Actuarial losses (gains) in other comprehensive income from:
— Changes in demographic assumptions	(0.5)	(6.5)	(4.6)	—
— Changes in financial assumptions	(124.7)	5.8	(15.7)	3.3
— Experience adjustments	7.5	(8.0)	(1.8)	1.3
Settlement payments from employer	—	—	—	(1.1)
Settlement payments from plan	—	—	—	(0.1)
Benefit payments from plan	(10.4)	(10.8)	(0.4)	(0.4)
Benefit payments from employer	(0.1)	(0.3)	(2.4)	(3.7)
Foreign currency exchange rate changes and other	(35.3)	9.8	(3.7)	1.6
Accrued benefit obligations, end of year	$216.9	$219.3	$66.3	$74.4

Weighted average duration of benefit obligations (in years)	13	13	10	10
(ii) The settlement losses relate to employee terminations in connection with 2023 restructuring actions.
The present value of the defined benefit obligations, the fair value of plan assets and the surplus or deficit in our defined benefit pension and other benefit plans are summarized as follows:

	Pension Plans December 31		Other Benefit Plans December 31
	2022	2023	2022	2023
Accrued benefit obligations, end of year	$(216.9)	$(219.3)	$(66.3)	$(74.4)
Plan assets, end of year	211.8	211.2	2.3	2.3
Reduction of plan assets due to IFRS restrictions described in note 2(l)	(0.9)	(2.6)	—	—
Deficiency of plan assets over accrued benefit obligations	$(6.0)	$(10.7)	$(64.0)	$(72.1)
    The following table outlines the plan balances as reported on our consolidated balance sheets:

	December 31, 2022			December 31, 2023
	Pension Plans	Other Benefit Plans	Total	Pension Plans	Other Benefit Plans	Total
Pension and non-pension post-employment benefit obligations	$(13.1)	$(63.9)	$(77.0)	$(16.0)	$(72.1)	$(88.1)
Current other post-employment benefit obligations	—	(0.1)	(0.1)	—	—	—
Non-current net pension assets (note 9)	7.1	—	7.1	5.3	—	5.3
	$(6.0)	$(64.0)	$(70.0)	$(10.7)	$(72.1)	$(82.8)
    The following table outlines the net expense recognized in our consolidated statement of operations for pension and non-pension post-employment benefit plans:

	Pension Plans Year ended December 31			Other Benefit Plans Year ended December 31
	2021	2022	2023	2021	2022	2023
Current service cost	$2.5	$0.3	$2.2	$3.4	$3.1	$3.1
Net interest cost	0.4	0.4	0.1	2.4	2.7	3.1
Past service cost and settlement/curtailment losses	—	—	—	0.3	—	0.9
Plan administrative expenses and other	1.3	0.6	0.5	—	—	—
	4.2	1.3	2.8	6.1	5.8	7.1
Defined contribution pension plan expense (note 18(c))	11.6	12.3	12.7	—	—	—
Total expense for the year	$15.8	$13.6	$15.5	$6.1	$5.8	$7.1
We generally record the expenses for pension plans and non-pension post-employment benefits in cost of sales, SG&A expenses, or other charges, depending on the nature of the expenses.
The following table outlines the gains and losses, net of tax, recognized in OCI and reclassified directly to deficit for the years shown:

	Year ended December 31
	2021	2022	2023
Cumulative losses, beginning of year	$87.0	$77.7	$44.2
Actuarial losses (gains) recognized during the year (i)	(9.3)	(33.5)	7.6
Cumulative losses, end of year (ii)	$77.7	$44.2	$51.8

(i)    Including a $0.1 income tax recovery for 2023 (2022 — $5.0; 2021 — nil).
(ii)    Net of an income tax recovery of $6.6 as at December 31, 2023 (December 31, 2022 — $6.5; December 31, 2021 — $1.5).
    The following percentages and assumptions were used in measuring the plans for the years indicated:

	Pension Plans			Other Benefit Plans
	2021	2022	2023	2021	2022	2023
Weighted average discount rate at December 31 (i) for:
Benefit obligations	1.8	4.9	4.6	3.2	4.9	4.5
Net pension cost	1.4	1.8	4.8	2.5	3.2	4.9
Weighted average rate of compensation increase for:
Benefit obligations	1.1	1.1	2.9	4.6	4.6	4.6
Net pension cost	1.1	1.1	1.1	4.6	4.6	4.6
Healthcare cost trend rates:
Immediate trend	—	—	—	5.2	5.1	6.5
Ultimate trend	—	—	—	4.0	4.0	4.0
Year the ultimate trend rate is expected to be achieved	—	—	—	2040	2040	2040
(i)     The weighted average discount rate is determined using publicly available rates for highly-rated bonds by currency in countries where we have a pension or non-pension benefit plan. A higher discount rate would decrease the present value of the benefit obligation, and a lower discount rate would increase the present value of the benefit obligation.
We evaluate these assumptions on a regular basis taking into consideration current market conditions and historical market data. Actual results could differ materially from those estimates and assumptions.
    A one percentage-point increase or decrease in one of the following actuarial assumptions, holding other assumptions constant in each case, would increase (decrease) our benefit obligations as follows:

	Pension Plans		Other Benefit Plans
	Year ended December 31, 2023		Year ended December 31, 2023
	1% Increase	1% Decrease	1% Increase	1% Decrease
Discount rate	$(24.7)	$30.5	$(6.8)	$7.5
Healthcare cost trend rate	$—	$—	$3.4	$(2.9)
    The sensitivity figures shown above were calculated by determining the change in our benefit obligations as at December 31, 2023 due to a 100 basis point increase or decrease to each of our significant actuarial assumptions used, specifically the discount rate and healthcare cost trend rate, in isolation, leaving all other assumptions unchanged from the original calculation.
(c) Plan contributions:
    We made the following plan contributions for the years indicated below and estimate our contribution for 2024 to be as follows:

	Year ended December 31			Estimated Contribution*
	2021	2022	2023	2024
Defined contribution plan	$11.6	$12.3	$12.7	$12.7
Defined benefit plan	6.1	4.1	1.6	1.3
Total	$17.7	$16.4	$14.3	$14.0

Non-pension post-employment benefit plans	$3.6	$3.2	$5.4	$4.6
*    Our actual contributions could differ materially from these estimates.